ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Yield (%)	Maturity	Fair Value
	SHORT TERM INVESTMENTS — 113.9%
	U.S. TREASURY BILLS — 97.4%
160,000	United States Treasury Bill	3.62	06/11/26	$ 158,865
160,000	United States Treasury Bill	3.68	09/17/26	157,302
121,000	United States Treasury Bill	3.66	09/24/26	118,887
				435,054
Shares
	MONEY MARKET FUND - 16.5%
73,871	Fidelity Treasury Portfolio, Class III, 3.30%(a)			73,871

	TOTAL SHORT-TERM INVESTMENTS (Cost $508,964)			508,925

	TOTAL INVESTMENTS - 113.9% (Cost $508,964)			$ 508,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%			(61,965)
	NET ASSETS - 100.0%			$ 446,960

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.